Goodwill (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Goodwill
Goodwill	$ 5,238,201	$ 4,686,324
Cost [member]
Goodwill
Goodwill	5,535,322	4,983,445
Cost [member] | Oleoducto Central S.A.
Goodwill
Goodwill	683,496	683,496
Cost [member] | Hocol Petroleum Ltd
Goodwill
Goodwill	537,598	537,598
Cost [member] | Andean Chemical Limited
Goodwill
Goodwill	127,812	127,812
Cost [member] | Esenttia S.A.
Goodwill
Goodwill	108,137	108,137
Cost [member] | Interconexion Electrica S.A. E.S.P. [Member]
Goodwill
Goodwill	3,643,922	3,092,045
Cost [member] | Invercolsa S.A. [member]
Goodwill
Goodwill	434,357	434,357
Accumulated impairment | Hocol Petroleum Ltd
Goodwill
Goodwill	$ (297,121)	$ (297,121)